Investment properties_Reconciliation of investment properties (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Reconciliation of changes in investment property [Abstract]
Beginning balance	₩ 371,301,000,000		₩ 358,497,000,000	₩ 351,496,000,000
Changes in investment property [Abstract]
Acquisition	15,195,000,000		9,872,000,000	4,428,000,000
Disposal	(3,045,000,000)		(458,000,000)	0
Depreciation	(4,045,000,000)		(3,902,000,000)	(3,762,000,000)
Transfers from(to) premises and equipment	7,623,000,000		2,472,000,000	6,314,000,000
Classified to assets held for sale	(10,056,000,000)		(371,000,000)	0
Foreign currencies translation adjustments	(5,000,000)		(324,000,000)	21,000,000
Others	1,228,000,000		5,515,000,000	0
Ending balance	₩ 378,196,000,000	$ 339,829	₩ 371,301,000,000	₩ 358,497,000,000